Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Receivable from related parties	$ 1,417	$ 616
Prepaid expenses and advances to service providers	548	668
Receivable from government agencies	365	390
Office space sublease receivable		90
Other receivables	96	265
Total	$ 2,426	$ 2,029